Dec. 17, 2024
QRAFT AI-Enhanced U.S. Large Cap ETF
QRAFT AI-Enhanced U.S. Large Cap ETF

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap ETF (NYSE Arca Ticker: QRFT)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 17, 2024, to each Fund’s currently effective prospectus (“Prospectus”) and summary prospectus (“Summary Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus for each Fund and should be read in conjunction with those documents.

Effective immediately, the third paragraph under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus for the QRAFT AI-Enhanced U.S. Large Cap ETF is deleted in its entirety and replaced with the following:

 The Fund expects to hold 300 to 350 companies in its portfolio. While it is anticipated that the Adviser will purchase and sell securities based on recommendations by the U.S. Large Cap Database, the Adviser has full discretion over investment decisions for the Fund. Therefore, the Adviser has full decision-making power not only if it identifies a potential technical issue or error with the U.S. Large Cap Database, but also if it believes that the recommended portfolio does not further the Fund’s investment objective or fails to take into account company events such as corporate actions, mergers and spin-offs. Additionally, the Adviser has discretion over the amount of cash maintained in the Fund’s portfolio and the reinvestment of dividends in the Fund’s portfolio, subject to the Fund’s distribution requirements as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). See “Federal Income Taxes” in the Fund’s Statement of Additional Information (the “SAI”) for a more complete discussion. Notwithstanding the foregoing, the Fund limits the weighting of a single company to 10%, at the time of rebalance, and no more than 40% of the Fund’s assets may be invested in securities with a more than 5% weighting in the Fund’s portfolio. Because the U.S. Large Cap Database is adjusted every four weeks, the Adviser expects that the Fund will frequently purchase and sell shares of securities.

Effective immediately, the third paragraph under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus for the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF is deleted in its entirety and replaced with the following:

The Fund expects to hold 50 companies in its portfolio. While it is anticipated that the Adviser will purchase and sell securities based on recommendations of QRAFT AI, the Adviser has full discretion over investment decisions for the Fund. Therefore, the Adviser has full decision-making power not only if it identifies a potential technical issue or error with the QRAFT AI, but also if it believes that the recommended portfolio does not further the Fund’s investment objective or fails to take into account company events such as corporate actions, mergers and spin-offs. Additionally, the Adviser has discretion over the amount of cash maintained in the Fund’s portfolio and the reinvestment of dividends in the Fund’s portfolio, subject to the Fund’s distribution requirements as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. See “Federal Income Taxes” in the Fund’s SAI for a more complete discussion. Notwithstanding the foregoing, the Fund limits the weighting of a single company to 10%, at the time of rebalance, and no more than 40% of the Fund’s assets may be invested in securities with a more than 5% weighting in the Fund’s portfolio. Because the database is adjusted every four weeks, the Adviser expects that the Fund will frequently purchase and sell shares of securities.

Effective immediately, the fourth paragraph under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus for the LG QRAFT AI-Powered U.S. Large Cap Core ETF is deleted in its entirety and replaced with the following:

The Fund expects to hold 100 companies in its portfolio. While it is anticipated that the Adviser will purchase and sell securities based on recommendations by the U.S. Large Cap Core Database, the Adviser has full discretion over investment decisions for the Fund. Therefore, the Adviser has full decision-making power not only if it identifies a potential technical issue or error with the U.S. Large Cap Core Database, but also if it believes that the recommended portfolio does not further the Fund’s investment objective or fails to take into account company events such as corporate actions, mergers and spin-offs. Additionally, the Adviser has discretion over the amount of cash maintained in the Fund’s portfolio and the reinvestment of dividends in the Fund’s portfolio, subject to the Fund’s distribution requirements as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). See “Federal Income Taxes” in the Fund’s Statement of Additional Information (the “SAI”) for a more complete discussion. Notwithstanding the foregoing, the Fund limits the weighting of a single company to 10%, at the time of rebalance, and no more than 40% of the Fund’s assets may be invested in securities with a more than 5% weighting in the Fund’s portfolio. Because the U.S. Large Cap Core Database is adjusted every four weeks, the Adviser expects that the Fund will frequently purchase and sell securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.